Initial Public Offering - Additional Information (Details)			2 Months Ended	9 Months Ended
	Jul. 18, 2021 $ / shares shares	Feb. 11, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Sep. 30, 2021 USD ($) Private $ / shares shares	Jan. 24, 2021 $ / shares
Subsidiary or Equity Method Investee [Line Items]
Shares issued, price per share | $ / shares		$ 10.00	$ 10.00	$ 10.00
Purchase price of warrants | $ / shares			$ 11.50	$ 11.50	$ 11.50
Proceeds from Private Placement Warrants | $				$ 9,400,000
Class A Common Stock
Subsidiary or Equity Method Investee [Line Items]
Number of warrant holder to purchase share | shares				1
Initial Public Offering
Subsidiary or Equity Method Investee [Line Items]
Shares issued | shares		34,500,000		34,500,000
Shares issued, price per share | $ / shares		$ 10.00		$ 10.00
Initial Public Offering | Class A Common Stock
Subsidiary or Equity Method Investee [Line Items]
Shares issued | shares			30,000,000
Shares issued, price per share | $ / shares			$ 10.00
Purchase price of warrants | $ / shares			$ 11.50	$ 11.50
Over-allotments
Subsidiary or Equity Method Investee [Line Items]
Shares issued | shares		4,500,000		4,500,000
Over-allotments | Class A Common Stock
Subsidiary or Equity Method Investee [Line Items]
Shares issued | shares			34,500,000
Private Placement Warrants
Subsidiary or Equity Method Investee [Line Items]
Purchase price of warrants | $ / shares				$ 1.50
Number of private sales | Private				2
Number of warrants | shares				6,266,667
Proceeds from Private Placement Warrants | $				$ 9,400,000
Private Placement Warrants | Class A Common Stock
Subsidiary or Equity Method Investee [Line Items]
Shares issued | shares	7,500,000
Shares issued, price per share | $ / shares	$ 10.00